UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-04033
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         Sit Tax-Free Income Fund, a series of Sit Mutual Funds II, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                         Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2004
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Date of reporting period: July 1, 2003 - June 30, 2004
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

PROXY VOTE SUMMARY REPORT FROM 07/01/03 TO 06/30/04

SIT TAX-FREE INCOME FUND

Meeting            Issuer / Symbol                                                   CUSIP /       Mgmt.    Fund Vote
Date               Ballot Issues                                                     Proponent     Rec.     Cast
----------------------------------------------------------------------------------------------------------------------
5/26/2004          The Blackrock California Insured Municipal 2008 Term Trust Inc    09247G108
                   1.1    Elect Director Walter F. Mondale                           Mgmt          For      For
                   1.2    Elect Director Ralph L. Schlosstein                        Mgmt          For      For
                   2      Amend Articles Supplementary                               Mgmt          For      For

----------------------------------------------------------------------------------------------------------------------

5/26/2004          The Blackrock Insured Municipal 2008 Term Trust Inc.              09247K109
                   1.1    Elect Director Walter F. Mondale                           Mgmt          For      For
                   1.2    Elect Director Ralph L. Schlosstein                        Mgmt          For      For
                   2      Amend Articles Supplementary                               Mgmt          For      For

----------------------------------------------------------------------------------------------------------------------

5/26/2004          The Blackrock Insured Municipal Term Trust Inc.                   92474105
                   1.1    Elect Director Andrew F. Brimmer                           Mgmt          For      For
                   1.2    Elect Director Kent Dixon                                  Mgmt          For      For
                   1.3    Elect Director Robert S. Kapito                            Mgmt          For      For
                   2      Amend Articles Supplementary                               Mgmt          For      For

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit Tax-Free Income Fund, a series of Sit Mutual Funds II, Inc.

By (Signature and Title)*/s/ Paul E. Rasmussen, Vice President
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Date August 31, 2004
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* Print the name and title of each signing officer under his or her signature.